DESCRIPTION OF BUSINESS (Details) (USD $)	Dec. 31, 2013 Rate	May 13, 1994 Rate entities vessel
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of Other Subsidiaries in the Group		2
Number of Vessels Owned by Group		4
Frontline Investment In ITCL	82.47%
Serial First Preferred Mortgage Notes issued by CPTC		$ 167,500,000
First Preferred Mortgage Notes issued by CPTC		117,900,000
First Preferred Mortgage Note Percentage	8.52%	8.52%
Serial Loans Allocated to Company		46,620,000
Term Loans Allocated to Company		$ 35,052,000